CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2017	$ 9,907	$ 321,522	$ (1,242,110)		$ (910,681)
Balance, shares at Dec. 31, 2017	9,906,526
Fair value of warrants issued in connection with convertible debt		2,604			2,604
Issuance of common stock for services	$ 106	5,042			5,148
Issuance of common stock for services, shares	106,468
Conversion of convertible notes and accrued interest to common stock	$ 5,688	2,269,362			2,275,050
Conversion of convertible notes and accrued interest to common stock, shares	5,687,630
Effect of reverse recapitalization	$ 3,505	(3,496)			9
Effect of reverse recapitalization, shares	3,505,000
Net loss		(1,426,102)			(1,426,102)
Balance ending at Dec. 31, 2018	$ 19,206	2,595,034	(2,668,212)		(53,972)
Balance ending (in shares) at Dec. 31, 2018	19,205,624
Fair value of stock options vested		4,334			4,334
Issuance of common stock for services	$ 13	548			561
Issuance of common stock for services, shares	13,334
Net loss			(410,259)		(410,259)
Balance ending at Mar. 31, 2019	$ 19,219	2,599,916	(3,078,471)		(459,336)
Balance ending (in shares) at Mar. 31, 2019	19,218,958
Balance at Dec. 31, 2018	$ 19,206	2,595,034	(2,668,212)		(53,972)
Balance, shares at Dec. 31, 2018	19,205,624
Fair value of stock options vested		12,797			12,797
Fair value of warrants issued in connection with convertible debt		130,768			130,768
Capital contribution and write off of related party accounts payable		653			653
Issuance of common stock for services	$ 175	17,546			17,721
Issuance of common stock for services, shares	174,836
Foreign currency translation adjustment				366	366
Net loss			(1,003,865)		(1,003,865)
Balance ending at Dec. 31, 2019	$ 19,381	2,756,798	(3,672,077)	366	(895,532)
Balance ending (in shares) at Dec. 31, 2019	19,380,460
Fair value of stock options vested		5,914			5,914
Issuance of common stock for services	$ 3	9,999			10,002
Issuance of common stock for services, shares	3,334
Foreign currency translation adjustment				(1,053)	(1,053)
Net loss			(539,116)		(539,116)
Balance ending at Mar. 31, 2020	$ 19,394	$ 2,772,711	$ (4,211,193)	$ (687)	$ (1,419,785)
Balance ending (in shares) at Mar. 31, 2020	19,383,794